Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	msif1_SupplementTextBlock

MML SERIES INVESTMENT FUND

MML Growth Allocation Fund

Supplement dated February 12, 2014 to the

Prospectus dated May 1, 2013 and the

Summary Prospectus dated May 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information supplements the information found in the first paragraph of the section titled Principal Investment Strategies (page 18 in the Prospectus):

The Fund may allocate a portion of its assets to “alternative” investments, such as investments in commodities, precious metals, real estate, and foreign currencies.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 18 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of January 1, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 19 in the Prospectus):

Equity Funds	72.95%
—Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	7.82%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	6.16%
MML Focused Equity Fund (Harris Associates L.P.)	4.50%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	5.69%
MML Fundamental Value Fund (Wellington Management Company, LLP)	5.36%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	3.16%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	5.45%

Total Large Cap Equity Funds	38.14%

—Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	4.75%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	4.90%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.70%
Oppenheimer Discovery Mid Cap Fund (OFI Global)	1.60%

Total Mid Cap Equity Funds	12.95%

—Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	2.16%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	2.40%

Total Small Cap Equity Funds	4.56%

—International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	2.92%
MML Global Fund (Massachusetts Financial Services Company)	3.50%
MML International Equity Fund (Harris Associates L.P.)	2.92%
MML Strategic Emerging Markets Fund (Baring International Investment Limited)	2.96%
Oppenheimer Global Fund (OFI Global)	2.00%
Oppenheimer International Growth Fund (OFI Global)	3.00%

Total International/Global Funds	17.30%

—Fixed Income Funds	24.30%
MML High Yield Fund (Babson Capital Management LLC)	1.70%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	0.97%
MML Managed Bond Fund (Babson Capital Management LLC)	10.94%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	5.59%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	2.19%
Oppenheimer Global Strategic Income Fund (OFI Global)	2.91%

—Alternatives	2.75%
Oppenheimer Diversified Alternatives Fund (OFI Global)	2.75%

Effective immediately, the following information replaces the first sentence following the table found in the section titled Principal Investment Strategies (page 19 in the Prospectus):

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, commodities, real estate, and short-term investments of any kind.

Effective immediately, the following information supplements the information found in the section titled Principal Risks (beginning on page 19 in the Prospectus):

Alternative Investments Risk: Many alternative investments can be highly volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Commodities-Related Investments Risk: The Fund’s investments in commodities (including precious metals) may subject the Fund to greater volatility than investments in traditional securities. The value of commodities may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Real Estate Risk; REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions. Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Effective immediately, the following information supplements the information found under the heading Foreign Investment Risk; Emerging Markets Risk; Currency Risk in the section titled Principal Risks (page 20 in the Prospectus):

Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML SERIES INVESTMENT FUND

MML Aggressive Allocation Fund

Supplement dated February 12, 2014 to the

Prospectus dated May 1, 2013 and the

Summary Prospectus dated May 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information supplements the information found in the first paragraph of the section titled Principal Investment Strategies (page 23 in the Prospectus):

The Fund may allocate a portion of its assets to “alternative” investments, such as investments in commodities, precious metals, real estate, and foreign currencies.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 23 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of January 1, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 24 in the Prospectus):

Equity Funds	87.30%
—Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	9.25%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	7.36%
MML Focused Equity Fund (Harris Associates L.P.)	5.46%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	6.64%
MML Fundamental Value Fund (Wellington Management Company, LLP)	6.20%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	3.46%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	6.41%

Total Large Cap Equity Funds	44.78%

—Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	6.00%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	6.30%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	2.10%
Oppenheimer Discovery Mid Cap Fund (OFI Global)	2.10%

Total Mid Cap Equity Funds	16.50%

—Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	2.82%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	3.06%

Total Small Cap Equity Funds	5.88%

—International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	3.35%
MML Global Fund (Massachusetts Financial Services Company)	4.00%
MML International Equity Fund (Harris Associates L.P.)	3.35%
MML Strategic Emerging Markets Fund (Baring International Investment Limited)	3.89%
Oppenheimer Global Fund (OFI Global)	2.20%
Oppenheimer International Growth Fund (OFI Global)	3.35%

Total International/Global Funds	20.14%

—Fixed Income Funds	9.70%
MML High Yield Fund (Babson Capital Management LLC)	0.49%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	0.49%
MML Managed Bond Fund (Babson Capital Management LLC)	4.37%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	2.43%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	0.73%
Oppenheimer Global Strategic Income Fund (OFI Global)	1.19%

—Alternatives	3.00%
Oppenheimer Diversified Alternatives Fund (OFI Global)	3.00%

Effective immediately, the following information replaces the first sentence following the table found in the section titled Principal Investment Strategies (page 24 in the Prospectus):

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, commodities, real estate, and short-term investments of any kind.

Effective immediately, the following information supplements the information found in the section titled Principal Risks (beginning on page 24 in the Prospectus):

Alternative Investments Risk: Many alternative investments can be highly volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Commodities-Related Investments Risk: The Fund’s investments in commodities (including precious metals) may subject the Fund to greater volatility than investments in traditional securities. The value of commodities may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Real Estate Risk; REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions. Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Effective immediately, the following information supplements the information found under the heading Foreign Investment Risk; Emerging Markets Risk; Currency Risk in the section titled Principal Risks (page 25 in the Prospectus):

Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msif1_SupplementTextBlock

MML SERIES INVESTMENT FUND

MML Growth Allocation Fund

Supplement dated February 12, 2014 to the

Prospectus dated May 1, 2013 and the

Summary Prospectus dated May 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information supplements the information found in the first paragraph of the section titled Principal Investment Strategies (page 18 in the Prospectus):

The Fund may allocate a portion of its assets to “alternative” investments, such as investments in commodities, precious metals, real estate, and foreign currencies.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 18 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of January 1, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 19 in the Prospectus):

Equity Funds	72.95%
—Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	7.82%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	6.16%
MML Focused Equity Fund (Harris Associates L.P.)	4.50%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	5.69%
MML Fundamental Value Fund (Wellington Management Company, LLP)	5.36%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	3.16%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	5.45%

Total Large Cap Equity Funds	38.14%

—Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	4.75%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	4.90%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.70%
Oppenheimer Discovery Mid Cap Fund (OFI Global)	1.60%

Total Mid Cap Equity Funds	12.95%

—Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	2.16%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	2.40%

Total Small Cap Equity Funds	4.56%

—International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	2.92%
MML Global Fund (Massachusetts Financial Services Company)	3.50%
MML International Equity Fund (Harris Associates L.P.)	2.92%
MML Strategic Emerging Markets Fund (Baring International Investment Limited)	2.96%
Oppenheimer Global Fund (OFI Global)	2.00%
Oppenheimer International Growth Fund (OFI Global)	3.00%

Total International/Global Funds	17.30%

—Fixed Income Funds	24.30%
MML High Yield Fund (Babson Capital Management LLC)	1.70%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	0.97%
MML Managed Bond Fund (Babson Capital Management LLC)	10.94%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	5.59%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	2.19%
Oppenheimer Global Strategic Income Fund (OFI Global)	2.91%

—Alternatives	2.75%
Oppenheimer Diversified Alternatives Fund (OFI Global)	2.75%

Effective immediately, the following information replaces the first sentence following the table found in the section titled Principal Investment Strategies (page 19 in the Prospectus):

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, commodities, real estate, and short-term investments of any kind.

Effective immediately, the following information supplements the information found in the section titled Principal Risks (beginning on page 19 in the Prospectus):

Alternative Investments Risk: Many alternative investments can be highly volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Commodities-Related Investments Risk: The Fund’s investments in commodities (including precious metals) may subject the Fund to greater volatility than investments in traditional securities. The value of commodities may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Real Estate Risk; REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions. Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Effective immediately, the following information supplements the information found under the heading Foreign Investment Risk; Emerging Markets Risk; Currency Risk in the section titled Principal Risks (page 20 in the Prospectus):

Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msif1_SupplementTextBlock

MML SERIES INVESTMENT FUND

MML Aggressive Allocation Fund

Supplement dated February 12, 2014 to the

Prospectus dated May 1, 2013 and the

Summary Prospectus dated May 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information supplements the information found in the first paragraph of the section titled Principal Investment Strategies (page 23 in the Prospectus):

The Fund may allocate a portion of its assets to “alternative” investments, such as investments in commodities, precious metals, real estate, and foreign currencies.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 23 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of January 1, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 24 in the Prospectus):

Equity Funds	87.30%
—Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	9.25%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	7.36%
MML Focused Equity Fund (Harris Associates L.P.)	5.46%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	6.64%
MML Fundamental Value Fund (Wellington Management Company, LLP)	6.20%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	3.46%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	6.41%

Total Large Cap Equity Funds	44.78%

—Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	6.00%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	6.30%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	2.10%
Oppenheimer Discovery Mid Cap Fund (OFI Global)	2.10%

Total Mid Cap Equity Funds	16.50%

—Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	2.82%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	3.06%

Total Small Cap Equity Funds	5.88%

—International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	3.35%
MML Global Fund (Massachusetts Financial Services Company)	4.00%
MML International Equity Fund (Harris Associates L.P.)	3.35%
MML Strategic Emerging Markets Fund (Baring International Investment Limited)	3.89%
Oppenheimer Global Fund (OFI Global)	2.20%
Oppenheimer International Growth Fund (OFI Global)	3.35%

Total International/Global Funds	20.14%

—Fixed Income Funds	9.70%
MML High Yield Fund (Babson Capital Management LLC)	0.49%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	0.49%
MML Managed Bond Fund (Babson Capital Management LLC)	4.37%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	2.43%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	0.73%
Oppenheimer Global Strategic Income Fund (OFI Global)	1.19%

—Alternatives	3.00%
Oppenheimer Diversified Alternatives Fund (OFI Global)	3.00%

Effective immediately, the following information replaces the first sentence following the table found in the section titled Principal Investment Strategies (page 24 in the Prospectus):

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, commodities, real estate, and short-term investments of any kind.

Effective immediately, the following information supplements the information found in the section titled Principal Risks (beginning on page 24 in the Prospectus):

Alternative Investments Risk: Many alternative investments can be highly volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Commodities-Related Investments Risk: The Fund’s investments in commodities (including precious metals) may subject the Fund to greater volatility than investments in traditional securities. The value of commodities may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Real Estate Risk; REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions. Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Effective immediately, the following information supplements the information found under the heading Foreign Investment Risk; Emerging Markets Risk; Currency Risk in the section titled Principal Risks (page 25 in the Prospectus):

Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE